Shareholder Report, Average Annual Return (Details)	12 Months Ended	35 Months Ended	42 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
Green California Tax-Free Income Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.41%)			(0.43%)	1.03%
U.S. Government Securities Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	0.79%			(1.16%)	0.63%
U.S. Government Securities Fund - K Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	0.27%			(1.65%)	0.11%
S&P 500 Index Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	15.40%			14.27%	14.19%
S&P 500 Index Fund - K Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	14.82%			13.70%	13.62%
S&P MidCap Index Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	6.06%			12.15%	10.03%
S&P MidCap Index Fund - K Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%			11.59%	9.35%
Shelton Equity Income Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	9.38%			12.27%	9.94%
Shelton Equity Income Fund - K Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	8.84%			11.71%	9.39%
S&P SmallCap Index Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	2.51%			11.11%	8.92%
S&P SmallCap Index Fund - K Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	2.00%			10.56%	8.37%
Nasdaq-100 Index Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	19.90%			14.58%	18.92%
Nasdaq-100 Index Fund - K Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	19.62%			14.13%	18.40%
Nasdaq-100 Index Fund - Institutional Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	20.22%		18.22%
Shelton Sustainable Equity Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	5.67%			4.30%	10.85%
Shelton Sustainable Equity Fund - Institutional Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	5.93%	5.81%
Bloomberg U.S. Municipal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.08%			0.40%	2.18%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%			(0.68%)	1.80%
Bloomberg U.S. Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.42%			(1.47%)	1.18%
Bloomberg U.S. Treasury Index 2
Average Annual Return [Line Items]
Average Annual Return, Percent	2.42%			(1.47%)	1.18%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.85%		14.86%	14.73%	14.58%
S&P 1500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.06%	23.28%		14.57%	14.21%
S&P MidCap 400 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.84%	15.24%		12.73%	10.38%
CBOE S&P 500 BuyWrite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.72%			9.15%	6.84%
S&P SmallCap 600 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.46%			11.57%	9.47%
S&P 1500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.85%			14.73%	14.58%
Nasdaq-100 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.52%		18.56%	15.01%	19.67%